Tax (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,134	3,262
Current and deferred taxes (CHF)
Deferred income tax expense	(65)	489
Income tax expense	277	702
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense	277	702
Accumulated undistributed earnings from foreign subsidiaries	7,900
Effective tax rate
Effective tax rate (as a percent)	24.40%	21.50%
Net deferred tax assets (CHF million)
Temporary differences	5,295		4,993
Net deferred tax assets change - Net operating losses	(309)
Net deferred tax assets change - Temporary differences	302